POST-RETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of information about defined benefit plans [abstract]
Schedule of Post Retirement Benefits

		12.31.2025	12.31.2024
Post-employment health care benefit plans in Brazil	24.1.1	36.5	31.6
Other post-employment benefit plans offered abroad	(i)	2.8	2.8
		39.3	34.4
(i)Refers to the post-employment pension and medical benefits sponsored by Embraer Aircraft Holding, Inc. and the pension plan offered by Embraer Aviation International - EAI.

Schedule of Reconciliation
The following table shows a reconciliation from the opening balances to the closing balances:

	12.31.2025	12.31.2024
Balance at beginning of year	31.6	46.1
Current service cost	—	0.1
Interest expense	4.0	3.9
Remeasurement losses (gains):
Experience loss	(2.6)	1.2
(Gain) loss due to change in financial assumptions	1.4	(4.5)
Gain due to change in demographic assumptions	—	(4.5)
Benefits paid	(1.8)	(1.3)
Exchange rate variation	3.9	(9.4)
Balance at end of year	36.5	31.6

Schedule of Retirement Probability

	12.31.2025	12.31.2024
Discount rate	7.09% p.a.	7.45% p.a.
Health care cost trend rate: medical inflation	3% p.a.	3% p.a.
Aging factor	3% p.a.	3% p.a.

Schedule of the Reasonably Possible Changes
As of December 31, 2025, reasonably possible changes (1%) in each of the actuarial assumptions described below, holding other assumptions constant, would have (increased) or reduced the defined benefit obligation as shown below:

	Increase	Decrease
Effect on the discount rate	3.6	(4.4)
Effect on medical inflation	(4.3)	3.6